Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes (Textual)
Federal net operating losses carryforwards	$ 8,000,000
State net operating losses carryforward	$ 8,000,000
Operating loss carryforwards, expiration date	Dec. 31, 2036
Income tax benefits, description	Greater than 50%.
Net operating loss carryforwards	More than 50%.
Income tax examination, term	3 Years